CONDENSED STATEMENT OF CASH FLOWS	6 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (9,149,309)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	8,427,107
Income on trust account	(15,253)
Changes in current assets and current liabilities:
Prepaid assets	54,199
Accounts payable	1,365
Franchise tax payable	100,000
Due to related party	(34,334)
Net cash used in operating activities	(616,225)
Cash Flows from Financing Activities:
Proceeds from issuance of promissory note to related party	52,627
Repayment of promissory note to related party	(147,763)
Net cash provided by (used in) financing activities	(95,136)
Net Change in Cash	(711,361)
Cash - Beginning	1,094,761
Cash - Ending	383,400
Supplemental Disclosure of Non-cash Financing Activities:
Change in value of Class A common stock subject to possible redemption	9,312,270
Change in deferred underwriter discount payable charged to additional paid in capital	$ 162,964